Description of Business	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Description of Business
Velti plc, (Velti or Company), is a leading global provider of mobile marketing and advertising technology and solutions that help marketers reach new customers, drive consideration with interactive mobile marketing strategies, accelerate consumer actions using meaningful data, and nurture relationships through data-driven marketing programs. We enable brands to communicate more meaningfully, deliver greater customer value and inspire the behaviors and outcomes that matter for their business.